Document and Entity Information	Apr. 01, 2025
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2025
Registrant Name	Fidelity Summer Street Trust
Central Index Key	0000225322
Investment Company Type	N-1A
Amendment Flag	false